SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Agreements | agreement	2
Impairment losses of long-lived assets	$ 1,432,296	$ 6,880,115
Impairment losses from property, plant and equipment which were subsequently disposed		5,532,489
Impairment loss from project assets with no further constructive value	929,951
Impairment losses from asset and liabilities held for sale	$ 502,345	1,347,626
Minimum
Term of product warranty	5 years
Term of service warranty	1 year
Maximum
Term of product warranty	10 years
Term of service warranty	2 years
Green Certificates [Member]
Revenue from green certificates	$ 4,178,546	$ 1,957,109	$ 883,741